Business Combinations	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Business Combinations
32. Business Combinations

The acquisitions completed during the year ended 31 December 2019 by reportable segment, together with the completion dates, are detailed below; these transactions entailed the acquisition of an effective 100% stake except where indicated to the contrary:

Americas Materials:

Canada:
Beecroft Property (14 March), Mirabel Property (7 May) and Speyside Property (23 December);
Colorado:
Otter Creek Property (28 March);
Connecticut:
Wallingford Property (30 January);
Florida:
Golden Gate Property (7 March) and Fortress Block, LLC (28 June);
Idaho:
Heyrend Property (26 November) and Greenleaf Property (27 November);
Iowa:
Kenyon Property (11 January);
Kentucky:
Brushy Creek Stone LLC (9 August);
Michigan:
Ottawa Lake Property (31 January), Delton Property (26 April) and Dinkgrave Property (29 July);
Nebraska:
Treadway Property (25 November);
New York:
Solvay Rail Terminal (28 June);
North Carolina:
Cherokee County Property (18 November);
Ohio:
KMC Paving (8 March);
Oregon:
Windsor Rock Products (1 March), The Dalles Concrete, Inc. (29 March), Hood River Sand, Gravel and
Ready-Mix
(29 March) and Pioneer Asphalt (31 May);
Texas:
JLB Contracting (25 January) and CIG Rail Unloading Operations (3 July);
Utah:
Schmidt Property (25 November) and Grantsville Property (30 December); and
Washington:
Colville Valley Concrete (2 August).

Europe Materials:

Denmark:
RC Beton A/S (1 October);
Finland:
certain assets of Lujabetoni Oulu (1 September) and Ämmän Betoni Oy (31 December);
France:
land adjacent to Decize Quarry (19 December), land adjacent to Lumbres Quarry (20 December) and land adjacent to La Villeneuve au Châtelot Quarry (27 December);
Poland:
land adjacent to Sitkówka Quarry (13 March), land adjacent to Ożarów Quarry (23 September) and Astaldi Asphalt Plant (9 December);
Romania:
certain assets of Pomponio SRL (1 October); and
UK:
lands adjacent to Whisby Quarry (13 December & 20 December), land adjacent to Park Quarry (18 December), land adjacent to Block Fen Quarry (20 December) and land adjacent to Langford Quarry (23 December).

Building Products:

Americas

Canada:
Primex Technologies Inc. (9 July) and Abbotsford Concrete Products Ltd. (31 July);
Arizona:
Torrent Resources, Inc. (4 November);
Florida:
Suntree Technologies, Inc. (5 March) and Standard Precast Inc. (1 October);
Ohio:
Buckeye Resources, Inc. (9 May);
Texas:
Charlotte’s Concrete, Inc. (5 August) and certain assets of Glass Wholesalers, Inc. (13 December);
Virginia:
certain assets of Allied Concrete Company, LLC (28 March); and
Washington:
Quality Concrete Products, Inc. (15 February) and Granite Precasting & Concrete Inc. (6 June).

Other

Australia:
Aus Pits Pty Ltd (30 August);
Germany:
BVG Ranck (30 April);
Netherlands:
Filoform B.V. (1 May);
Poland:
Libet S.A. Lublin Paving Plant (1 March); and
UK:
Isedio Ltd (30 September).

The identifiable net assets acquired, including adjustments to provisional fair values, were as follows:

	2019 € m	2018 € m	2017 € m
ASSETS

Non-current assets

Property, plant and equipment	319	2,614	1,536

Intangible assets	92	58	56

Equity accounted investments	-	1	-

Total non-current assets	411	2,673	1,592

Current assets

Inventories	58	255	114

Trade and other receivables (i)	66	318	129

Cash and cash equivalents	10	69	174

Total current assets	134	642	417

LIABILITIES

Trade and other payables	(73)	(224)	(149)

Provisions for liabilities	(6)	(84)	(49)

Retirement benefit obligations	(1)	(115)	(52)

Lease liabilities	(64)	-	-

Interest-bearing loans and borrowings and finance leases*	(9)	(74)	(12)

Current income tax liabilities	9	(15)	(22)

Deferred income tax liabilities	-	(411)	(132)

Total liabilities	(144)	(923)	(416)

Total identifiable net assets at fair value	401	2,392	1,593

Goodwill arising on acquisition (ii)	278	1,504	487

Joint ventures becoming subsidiaries	-	(120)	-

Non-controlling interests**	(1)	(48)	(20)

Total consideration	678	3,728	2,060

Consideration satisfied by:

Cash payments	660	3,574	2,015

Asset exchange	-	12	-

Deferred consideration (stated at net present cost)	10	10	45

Contingent consideration	8	93	-

Profit on step acquisition	-	39	-

Total consideration	678	3,728	2,060

Net cash outflow arising on acquisition

Cash consideration	660	3,574	2,015

Less: cash and cash equivalents acquired	(10)	(69)	(174)

Total outflow in the Consolidated Statement of Cash Flows	650	3,505	1,841

Notes (i) to (ii) are set out overleaf.

The acquisition balance sheet presented on the previous page reflects the identifiable net assets acquired in respect of acquisitions completed during 2019, together with adjustments to provisional fair values in respect of acquisitions completed during 2018. The measurement period for a number of acquisitions completed in 2018, including Ash Grove Cement Company, closed in 2019 with no material adjustments identified.

CRH performs a detailed quantitative and qualitative assessment of each acquisition in order to determine whether it is material for the purposes of separate disclosure under IFRS 3
Business Combinations
. None of the acquisitions completed during the year were considered sufficiently material to warrant separate disclosure of the attributable fair values. The initial assignment of the fair values to identifiable assets acquired and liabilities assumed as disclosed are provisional (principally in respect of property, plant and equipment) in respect of certain acquisitions due to timing of close. The fair value assigned to identifiable assets and liabilities acquired is based on estimates and assumptions made by management at the time of acquisition. CRH may revise its purchase price allocation during the subsequent reporting window as permitted under IFRS 3.

(i)
The gross contractual value of trade and other receivables as at the respective dates of acquisition amounted to
€
67 million (2018:
€
324 million; 2017:
€
132 million). The fair value of these receivables is
€
66 million (all of which is expected to be recoverable) (2018:
€
318 million; 2017:
€
129 million).

(ii)
The principal factor contributing to the recognition of goodwill on acquisitions entered into by the Group is the realisation of cost savings and other synergies with existing entities in the Group which do not qualify for separate recognition as intangible assets. Due to the asset-intensive nature of operations in the Europe Materials and Americas Materials business segments, no significant separately identifiable intangible assets are recognised on business combinations in these segments.
€
164 million of the goodwill recognised in respect of acquisitions completed in 2019 is expected to be deductible for tax purposes (2018:
€
277 million; 2017:
€
260 million).

Acquisition-related costs for continuing operations, which exclude post-acquisition integration costs, amounting to
€
6 million (2018:
€
18 million; 2017:
€
10 million) have been included in operating costs in the Consolidated Income Statement (note 4).

The following table analyses the 58 acquisitions completed in 2019 (2018: 44 acquisitions; 2017: 31 acquisitions) by reportable segment and provides details of the goodwill and consideration figures arising in each of those segments:

	Number of acquisitions			Goodwill			Consideration
Reportable segments	2019	2018	2017	2019	2018	2017	2019	2018	2017
Continuing operations				€ m	€ m	€ m	€ m	€ m	€ m
Americas Materials	27	24	13	31	1,353	239	161	3,398	1,171
Europe Materials	15	10	8	3	46	155	64	86	698
Building Products	15	8	8	228	74	76	450	211	162
Total Group from continuing operations	57	42	29	262	1,473	470	675	3,695	2,031

Discontinued operations
Europe Distribution	1	2	2	-	-	17	3	33	30
Total Group	58	44	31	262	1,473	487	678	3,728	2,061
Adjustments to provisional fair values of prior year acquisitions				16	31	-	-	-	(1)
Total				278	1,504	487	678	3,728	2,060

The post-acquisition impact of acquisitions completed during the year on the Group’s profit for the financial year was as follows:

	2019	2018	2017
Continuing operations	€ m	€ m	€ m
Revenue	204	1,202	505
Profit/(loss) before tax for the financial year	2	145	(1)

The revenue and profit of the Group for the financial year determined in accordance with IFRS as though the acquisitions effected during the year had been at the beginning of the year would have been as follows:

	2019 acquisitions	CRH Group excluding 2019 acquisitions	Pro-forma consolidated Group
Continuing operations	€ m	€ m	€ m
Revenue	458	24,925	25,383
Profit before tax for the financial year	18	2,113	2,131

There have been no acquisitions completed subsequent to the balance sheet date which would be individually material to the Group, thereby requiring disclosure under either IFRS 3 or IAS 10
Events after the Balance Sheet Date
. Development updates, giving details of acquisitions which do not require separate disclosure on the grounds of materiality, are published periodically.